Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current assets
Summary of other non-current assets

In millions of €	2025	2024
Long-term trade and other receivables (a)	182	26
Other non-current assets	4	3
Total	186	29

(a)	Includes indirect tax receivable of €120 million on business transfers where the Group does not have the contractual right to receive payment within 12 months and a €54 million prepayment to Unilever for the future transfer of the Mexico factory due to legal restrictions.